Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Continuity of Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Continuity Of Digital Assets Abstract
Opening balance	$ 555,838,900	$ 370,469,700
Digital assets acquired	273,427,760	401,118,676
Digital assets disposed	(87,878,518)	(514,217,138)
Digital assets earned from staking, lending and fees	13,072,141	26,075,437
Realized gain (loss) on digital assets	48,283,105	306,744,937
Net change in unrealized gains and losses on digital assets	(282,272,597)	(34,372,022)
Settlement of Genesis loan	(6,100,598)
Digital assets transferred in from (out to) equity investments at FVTPL	2,749,352
Foreign exchange gain (loss) / Fees / Other	(1,532,614)	19,310
Ending balance	$ 515,586,931	$ 555,838,900